Trade receivables and other current assets - Schedule of Other Current Assets (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Research tax credit receivable	€ 4,950	€ 3,038
VAT receivable	1,265	1,080
Prepaid expenses	3,221	2,318
Other receivables	1,221	1,426
Other current assets	€ 10,658	€ 7,863